Consolidated Statement of Stockholders' Deficit (Parenthetical) - $ / shares	Dec. 31, 2022	Jan. 31, 2022	Oct. 31, 2021	Feb. 08, 2021
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Common stock, shares outstanding (in shares)	100,000,000	100,000,000	100,000,000	10,000
Common stock, par value (in dollars per share)	$ 0.000001	$ 0.000001	$ 0.000001	$ 0.000001